COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS	0.4%
Invesco Preferred ETF		1,137,260	$16,490,270
iShares US Preferred Stock ETF		384,115	14,039,403

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$30,956,164)			30,529,673

PREFERRED SECURITIES—$25 PAR VALUE	20.0%
BANKS	6.8%
Bank of America Corp., 6.20%, Series CC(a)		748,360	19,367,557
Bank of America Corp., 6.00%, Series EE(a)		665,647	17,253,570
Bank of America Corp., 6.00%, Series GG(a)		1,213,435	32,192,431
Bank of America Corp., 5.875%, Series HH(a)		1,630,325	42,258,024
Bank of America Corp., 6.50%, Series Y(a)		1,000,718	25,678,424
Citigroup, Inc., 6.30%, Series S(a)		1,277,726	33,361,426
Citizens Financial Group, Inc., 6.35% to 4/6/24, Series D(a),(b)		213,800	5,612,250
First Republic Bank, 5.50% due 7/15/19, Series D(a)		180,000	4,584,600
GMAC Capital Trust I, 8.469%, (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(c)		4,381,287	114,088,713
Huntington Bancshares, Inc., 6.25%, Series D(a)		1,092,280	28,541,276
JPMorgan Chase & Co., 6.15%, Series BB(a)		611,074	16,059,025
JPMorgan Chase & Co., 6.125%, Series Y(a)		696,646	18,105,829
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(a),(b)		673,837	17,405,210
Regions Financial Corp., 6.375% to 9/15/24, Series B(a),(b)		811,475	21,715,071
Sterling Bancorp, 6.50%, Series A(a)		162,995	4,343,817
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(a),(b)		653,191	17,015,626
Wells Fargo & Co., 6.00%, Series V(a)		938,956	24,647,595
Wells Fargo & Co., 5.70%, Series W(a)		345,763	8,827,329
Wells Fargo & Co., 5.625%, Series Y(a)		1,037,631	26,252,064

			477,309,837

ELECTRIC	2.3%
INTEGRATED ELECTRIC	0.3%
DTE Energy Co., 5.375%, due 6/1/76, Series B		425,696	10,693,484
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(b)		348,222	9,140,827

			19,834,311

REGULATED ELECTRIC	2.0%
CMS Energy Corp., 5.875%, due 10/15/78		302,950	7,928,201
CMS Energy Corp., 5.875%, due 3/1/79		1,744,600	44,923,450
Duke Energy Corp., 5.625%, due 9/15/78		100,000	2,549,000
Duke Energy Corp., 5.75%, due 6/15/24, Series A(a)		1,975,600	50,442,007

		Shares	Value
Southern Co./The, 6.25%, due 10/15/75		1,186,222	$31,197,639

			137,040,297

TOTAL ELECTRIC			156,874,608

FINANCIAL	2.4%
DIVERSIFIED FINANCIAL SERVICES	0.4%
KKR & Co., Inc., 6.75%, Series A(a)		1,192,930	31,552,999

INVESTMENT ADVISORY SERVICES	0.2%
Ares Management Corp., 7.00%, Series A(a)		442,123	11,583,623

INVESTMENT BANKER/BROKER	1.8%
Carlyle Group LP/The, 5.875%, Series A(a)		798,000	18,266,220
Charles Schwab Corp./The, 5.95%, Series D(a)		331,757	8,615,729
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(b)		1,064,132	29,423,250
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		1,900,656	50,709,502
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(b)		788,204	20,154,376

			127,169,077

TOTAL FINANCIAL			170,305,699

INDUSTRIALS—CHEMICALS	0.8%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(b)		853,736	22,649,616
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(b)		814,867	21,048,015
CHS, Inc., 7.50%, Series 4(a)		452,176	12,285,622

			55,983,253

INSURANCE	2.4%
LIFE/HEALTH INSURANCE	0.2%
MetLife, Inc., 5.625%, Series E(a)		557,217	14,214,606

LIFE/HEALTH INSURANCE—FOREIGN	0.1%
Aegon NV, 6.50% (Netherlands)(a)		163,961	4,221,996

MULTI-LINE	0.4%
Allstate Corp., 5.625%, Series G(a)		68,046	1,735,853
Hanover Insurance Group, Inc./The, 6.35%, due 3/30/53		203,075	5,233,243
WR Berkley Corp., 5.75%, due 6/1/56		945,596	23,819,563

			30,788,659

MULTI-LINE—FOREIGN	0.7%
PartnerRe Ltd., 6.50%, Series G (Bermuda)(a)		1,036,594	27,718,524
PartnerRe Ltd., 5.875%, Series I (Bermuda)(a)		797,157	20,757,968

			48,476,492

		Shares	Value
PROPERTY CASUALTY—FOREIGN	0.4%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (Bermuda)(a),(b)		1,040,000	$26,488,800

REINSURANCE	0.6%
Arch Capital Group Ltd., 5.25%, Series E(a)		335,754	7,735,772
Arch Capital Group Ltd., 5.45%, Series F(a)		819,955	19,875,709
Reinsurance Group of America, Inc., 5.75% to 6/15/26, due 6/15/56(b)		700,141	18,658,758

			46,270,239

TOTAL INSURANCE			170,460,792

INTEGRATED TELECOMMUNICATIONS SERVICES	0.3%
AT&T, Inc., 5.625%, due 8/1/67		720,000	18,352,800

PIPELINES	1.2%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(b)		1,529,350	39,763,100
Energy Transfer Operating LP, 7.375% to 5/15/23, Series C(a),(b)		802,747	19,763,631
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(a),(b)		1,057,007	26,953,679

			86,480,410

REAL ESTATE	2.7%
DIVERSIFIED	0.3%
Colony Capital, Inc., 8.75%, Series E(a)		459,286	11,560,229
Colony Capital, Inc., 7.15%, Series I(a)		118,380	2,678,939
Wells Fargo Real Estate Investment Corp., 6.375%, Series A(a)		255,583	6,558,260

			20,797,428

HOTEL	0.2%
Hersha Hospitality Trust, 6.875%, Series C(a)		199,569	4,819,591
Sunstone Hotel Investors, Inc., 6.95%, Series E(a)		255,000	6,808,500

			11,628,091

INDUSTRIALS	0.0%
PS Business Parks, Inc., 5.75%, Series U(a)		125,557	3,181,614

NET LEASE	0.8%
VEREIT, Inc., 6.70%, Series F(a)		2,134,278	53,719,777

RESIDENTIAL	0.6%
APARTMENT	0.1%
Apartment Investment & Management Co., 6.875%(a)		236,325	6,033,377

		Shares	Value
SINGLE FAMILY	0.5%
American Homes 4 Rent, 6.50%, Series D(a)		625,583	$16,577,950
American Homes 4 Rent, 6.35%, Series E(a)		650,000	16,965,000

			33,542,950

TOTAL RESIDENTIAL			39,576,327

SHOPPING CENTERS	0.5%
COMMUNITY CENTER	0.4%
Cedar Realty Trust, Inc., 7.25%, Series B(a)		47,075	1,153,808
Saul Centers, Inc., 6.875%, Series C(a)		244,655	6,400,175
SITE Centers Corp., 6.375%, Series A(a)		422,264	10,746,619
SITE Centers Corp., 6.50%, Series J(a)		210,253	5,432,937

			23,733,539

REGIONAL MALL	0.1%
Taubman Centers, Inc., 6.25%, Series K(a)		178,765	4,594,260
Taubman Centers, Inc., 6.50%, Series J(a)		170,050	4,399,194

			8,993,454

TOTAL SHOPPING CENTERS			32,726,993

SPECIALTY	0.3%
Digital Realty Trust, Inc., 6.625%, Series C(a)		475,000	12,483,000
Digital Realty Trust, Inc., 6.35%, Series I(a)		479,175	12,410,633

			24,893,633

TOTAL REAL ESTATE			186,523,863

TECHNOLOGY—SOFTWARE	0.1%
eBay, Inc., 6.00%, due 2/1/56		286,467	7,522,623

UTILITIES	1.0%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(b)		262,483	7,087,041
NextEra Energy Capital Holdings, Inc., 5.65%, due 3/1/79, Series N		1,213,225	30,779,518
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		561,705	14,800,927
SCE Trust V, 5.45% to 3/15/26, Series K(a),(b)		438,517	9,822,781
SCE Trust VI, 5.00%(a)		407,249	8,368,967

			70,859,234

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,372,098,602)			1,400,673,119

		Principal Amount	Value
PREFERRED SECURITIES—CAPITAL SECURITIES	77.5%
BANKS	14.1%
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		$26,216,000	$27,764,186
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		59,712,000	63,329,652
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		84,605,000	91,849,303
Bank of America Corp., 8.05%, due 6/15/27, Series B		3,000,000	3,717,645
Citigroup, Inc., 5.90% to 2/15/23(a),(b)		30,183,000	30,766,588
Citigroup, Inc., 5.95% to 1/30/23(a),(b)		4,441,000	4,521,316
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		25,490,000	26,023,888
Citigroup, Inc., 6.125% to 11/15/20, Series R(a),(b)		59,472,000	60,684,634
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		59,646,000	62,833,184
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(b)		16,800,000	16,782,780
CoBank ACB, 6.125%, Series G(a)		175,200	17,914,200
CoBank ACB, 6.20% to 1/1/25, Series H(a),(b)		103,600	10,582,740
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)		346,400	35,321,958
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)		41,929,000	44,235,095
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(d)		251,700	26,208,263
Farm Credit Bank of Texas, 10.00%, Series 1(a)		29,250	32,906,250
First Union Capital II, 7.95%, due 11/15/29, Series A		4,214,000	5,433,323
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Z(a),(b)		13,376,000	13,519,190
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(b)		14,941,000	15,585,928
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		20,250,000	21,331,654
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b)		10,000,000	10,493,850
JPMorgan Chase & Co., 6.221%, (3 Month US LIBOR + 3.47%), Series I (FRN)(a),(c)		26,529,000	26,700,775
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		98,741,000	108,310,484
PNC Financial Services Group, Inc., 6.75% to 8/1/21, Series O(a),(b)		22,752,000	24,182,873
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		30,810,000	32,949,600
Wells Fargo & Co., 6.381%, (3 Month US LIBOR + 3.77%), Series K (FRN)(a),(c)		121,366,000	122,276,245
Wells Fargo Capital X, 5.95%, due 12/15/36, (TruPS)		41,996,000	46,255,864

			982,481,468

BANKS—FOREIGN	30.7%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(b),(d),(e)		22,530,000	23,874,928
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (Spain)(a),(b),(e),(f)		24,000,000	29,670,771
Banco Santander SA, 6.75% to 4/25/22 (Spain)(a),(b),(e),(f)		13,800,000	16,453,856
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		33,000,000	33,020,625

	Principal Amount	Value
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(d)	$51,938,000	$53,989,603
Barclays PLC, 7.75% to 9/15/23 (United Kingdom)(a),(b),(e)	17,500,000	17,539,988
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(b),(e),(f)	39,550,000	40,994,050
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(e)	39,000,000	39,926,250
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(d),(e)	36,000,000	36,022,500
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(a),(b),(d),(e)	13,400,000	13,707,731
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(b),(d)	33,771,000	36,002,081
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(d),(e)	75,192,000	79,868,566
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(b),(d),(e)	77,000,000	80,783,780
Coventry Building Society, 6.875% to 9/18/24 (United Kingdom)(a),(b),(e),(f)	8,000,000	10,528,899
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(d),(e)	32,800,000	33,210,000
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(d),(e)	46,430,000	49,952,366
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(d),(e)	79,900,000	89,963,485
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)	52,707,000	54,115,068
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(d),(e)	27,224,000	28,847,721
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(d),(e)	89,701,000	92,332,379
Deutsche Pfandbriefbank AG, 5.75% to 4/28/23, Series 3529 (Germany)(a),(b),(e),(f)	9,000,000	9,912,161
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(b),(e),(f)	50,340,000	51,892,989
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(d)	27,429,945	34,761,366
Erste Group Bank AG, 6.50% to 4/15/24 (Austria)(a),(b),(e),(f)	17,200,000	21,289,308
HSBC Capital Funding LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(b),(d)	35,961,000	52,889,101
HSBC Holdings PLC, 6.00% to 9/29/23 (United Kingdom)(a),(b),(e),(f)	16,200,000	20,290,179
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(e)	66,834,000	69,069,263
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(a),(b),(e)	61,058,000	63,873,384
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(b),(e),(f)	30,900,000	31,934,594
Intesa Sanpaolo SpA, 7.75% to 1/11/27 (Italy)(a),(b),(e),(f)	21,000,000	25,575,523
Lloyds Bank PLC, 12.00% to 12/16/24, 144A (United Kingdom)(a),(b),(d)	7,100,000	8,541,989
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(e)	47,561,000	49,106,732

	Principal Amount	Value
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(e)	$43,000,000	$43,672,735
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (Australia)(a),(b),(d),(e)	3,613,000	3,339,261
Nationwide Building Society, 10.25% (United Kingdom)(a),(f)	17,131,000	32,464,345
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(d),(e)	17,400,000	17,378,250
RBS Capital Trust II, 6.425% to 1/3/34 (United Kingdom)(a),(b)	7,700,000	9,461,375
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (United Kingdom)(a),(b)	39,960,000	50,449,500
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(e)	39,000,000	41,925,000
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(b),(e)	100,310,000	107,080,925
Skandinaviska Enskilda Banken AB, 5.75% to 5/13/20, Series EMTN (Sweden)(a),(b),(e),(f)	6,000,000	5,936,250
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(b),(d),(e)	62,400,000	64,506,000
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d),(e)	28,000,000	29,101,380
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(d),(e)	31,750,000	33,764,379
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(a),(b),(d),(e)	32,526,000	33,989,670
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(d),(e)	44,666,000	46,813,765
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a),(f)	25,700,000	33,585,765
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)(a),(b),(e),(f)	31,000,000	31,174,375
Swedbank AB, 6.00% to 3/17/22 (Sweden)(a),(b),(e),(f)	12,200,000	11,705,900
UBS Group Funding Switzerland AG, 6.875% to 3/22/21 (Switzerland)(a),(b),(e),(f)	28,700,000	29,475,675
UBS Group Funding Switzerland AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)	39,650,000	39,751,623
UBS Group Funding Switzerland AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)	21,400,000	22,603,750
UBS Group Funding Switzerland AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(d),(e)	44,400,000	45,093,306
UBS Group Funding Switzerland AG, 7.125% to 2/19/20 (Switzerland)(a),(b),(e),(f)	29,115,000	29,532,072
UBS Group Funding Switzerland AG, 7.125% to 8/10/21 (Switzerland)(a),(b),(e),(f)	63,900,000	66,504,883
UniCredit SpA, 7.50% to 6/3/26 (Italy)(a),(b),(e),(f)	12,200,000	14,078,807

		2,143,330,227

		Principal Amount	Value
ELECTRIC	1.6%
INTEGRATED ELECTRIC	0.4%
CenterPoint Energy, Inc., 6.125% to 9/01/23, Series A(a),(b)		$18,431,000	$18,741,286
Southern California Edison Co., 6.25% to 2/1/22, Series E(a),(b)		9,315,000	8,963,592

			27,704,878

INTEGRATED ELECTRIC—FOREIGN	0.7%
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)(a),(b),(f)		18,000,000	21,369,882
Electricite de France SA, 5.25% to 1/29/23, 144A (France)(a),(b),(d)		16,750,000	16,864,486
Electricite de France SA, 5.625% to 1/22/24, 144A (France)(a),(b),(d)		12,030,000	12,052,075

			50,286,443

REGULATED ELECTRIC	0.5%
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(b)		30,084,000	30,664,273

TOTAL ELECTRIC			108,655,594

FOOD	0.4%
Land O’ Lakes, Inc., 7.00%, 144A(a),(d)		13,325,000	12,850,297
Land O’ Lakes, Inc., 7.25%, 144A(a),(d)		15,285,000	15,055,725

			27,906,022

INDUSTRIALS—DIVERSIFIED MANUFACTURING	2.2%
General Electric Co., 5.00% to 1/21/21, Series D(a),(b)		160,829,000	150,137,892

INSURANCE	20.4%
LIFE/HEALTH INSURANCE	6.6%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(d)		49,703,000	60,708,984
MetLife, Inc., 5.25% to 6/15/20, Series C(a),(b)		40,138,000	40,480,979
MetLife, Inc., 6.40% to 12/15/31, due 12/15/36		13,499,000	14,497,049
MetLife, Inc., 9.25%, due 4/8/38, 144A(d)		72,907,000	98,802,473
MetLife, Inc., 10.75%, due 8/1/39		5,850,000	8,843,620
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)		50,600,000	51,222,380
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		97,768,000	101,822,928
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(b)		17,226,000	18,246,296
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b)		50,759,000	50,072,485
Voya Financial, Inc., 6.125% to 9/15/23, Series A(a),(b)		15,450,000	15,690,788

			460,387,982

		Principal Amount	Value
LIFE/HEALTH INSURANCE—FOREIGN	7.4%
Aegon NV, 5.625% to 4/15/29 (Netherlands)(a),(b),(e),(f)		$20,600,000	$23,219,275
Dai-ichi Life Insurance Co., Ltd., 5.10% to 10/28/24, 144A (Japan)(a),(b),(d)		29,400,000	30,446,199
Dai-ichi Life Insurance Co., Ltd., 7.25% to 7/25/21, 144A (Japan)(a),(b),(d)		40,533,000	43,487,450
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a),(b),(f)		13,330,000	13,572,606
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(f)		21,419,000	23,168,290
Hanwha Life Insurance Co., Ltd., 4.70%, to 4/23/48, 144A (South Korea)(a),(b),(d)		33,200,000	32,214,126
La Mondiale SAM, 4.80% to 1/18/28, due 1/18/48 (France)(b),(f)		12,000,000	10,958,040
La Mondiale SAM, 5.875% to 1/26/27, due 1/26/47 (France)(b),(f)		12,240,000	12,469,953
Meiji Yasuda Life Insurance Co., 5.10% to 4/26/28, due 4/26/48, 144A (Japan)(b),(d)		15,450,000	16,123,725
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(b),(d)		74,375,000	77,757,203
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46, 144A (Japan)(b),(d)		35,900,000	36,805,578
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(b),(d)		33,680,000	35,001,266
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(b),(d)		61,255,000	64,101,826
Phoenix Group Holdings, 5.375%, due 7/6/27, Series EMTN (United Kingdom)(f)		35,548,000	33,078,978
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(b),(d)		58,150,000	63,832,709

			516,237,224

MULTI-LINE	0.8%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(b)		10,726,000	10,470,989
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58(b)		28,540,000	34,361,447
Hartford Financial Services Group, Inc., 4.809%, (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(c),(d)		13,800,000	11,922,855

			56,755,291

		Principal Amount		Value
MULTI-LINE—FOREIGN	1.1%
AXA SA, 3.875% to 10/8/25, Series EMTN (France)(a),(b),(f)		$4,800,000		$5,762,763
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(d)		23,007,000		24,650,505
AXA SA, 8.60%, due 12/15/30 (France)		11,370,000		14,905,331
NN Group NV, 4.50% to 1/15/26 (Netherlands)(a),(b),(f)		24,500,000		29,233,432

				74,552,031

PROPERTY CASUALTY	0.8%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		35,550,000		35,675,313
Liberty Mutual Group, Inc., 7.80%, due 3/7/37, 144A(d)		21,429,500		24,567,529

				60,242,842

PROPERTY CASUALTY—FOREIGN	3.7%
Mitsui Sumitomo Insurance Co., Ltd., 4.95% to 3/6/29, 144A (Japan)(a),(b),(d)		47,600,000		48,760,250
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(f)		39,645,000		40,639,535
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b),(f)		44,658,000		47,403,351
Sompo Japan Nipponkoa Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(b),(d)		46,840,000		48,782,689
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49, 144A (Switzerland)(b),(d)		33,600,000		34,087,003
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(f)		37,893,000		37,769,658

				257,442,486

TOTAL INSURANCE				1,425,617,856

INTEGRATED TELECOMMUNICATIONS SERVICES	1.5%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(d)		47,426	†	50,012,424
Telefonica Europe BV, 4.375% to 12/14/24 (Netherlands)(a),(b),(f)		7,000,000		8,070,623
Vodafone Group PLC, 7.00% to 4/4/29, due 4/4/79 (United Kingdom)(b)		49,000,000		49,891,880

				107,974,927

		Principal Amount	Value
MATERIAL—METALS & MINING	1.2%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (Australia)(b),(d)		$78,309,000	$86,807,484

PIPELINES	2.3%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		33,570,000	33,367,741
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		46,833,000	46,574,248
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(b)		8,966,000	8,779,283
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		71,457,000	72,602,098

			161,323,370

REAL ESTATE—FINANCE	0.2%
AT Securities BV, 5.25% to 7/21/23 (Germany)(a),(b),(f)		16,500,000	15,735,159

UTILITIES	2.9%
ELECTRIC UTILITIES—FOREIGN	2.6%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		85,222,000	91,100,187
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(d)		84,026,000	92,529,431

			183,629,618

MULTI-UTILITIES	0.3%
NiSource, Inc., 5.65% to 6/15/23(a),(b)		18,820,000	18,396,550

TOTAL UTILITIES			202,026,168

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$5,379,007,870)			5,411,996,167

CORPORATE BONDS	0.8%
INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.6%
General Electric Co., 6.875%, due 1/10/39, Series GMTN		4,459,000	5,287,827
General Electric Co., 5.875%, due 1/14/38, Series MTN		31,098,000	33,171,892

			38,459,719

INSURANCE—LIFE/HEALTH INSURANCE	0.2%
Brighthouse Financial, Inc., 4.70%, due 6/22/47		18,000,000	14,360,781

TOTAL CORPORATE BONDS (Identified cost—$49,485,434)			52,820,500

		Shares	Value
SHORT-TERM INVESTMENTS	1.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35%(g)		$77,433,546	$77,433,546

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$77,433,546)			77,433,546

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$6,908,981,616)	99.8%		$6,973,453,005
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		15,016,012

NET ASSETS	100.0%		$6,988,469,017

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	10,488,035	USD	11,874,071	4/2/19	$109,114
Brown Brothers Harriman	EUR	13,833,679	USD	15,717,605	4/2/19	199,671
Brown Brothers Harriman	EUR	20,844,780	USD	23,592,164	4/2/19	209,526
Brown Brothers Harriman	EUR	19,976,653	USD	22,672,003	4/2/19	263,187
Brown Brothers Harriman	EUR	34,492,914	USD	39,110,446	4/2/19	418,010
Brown Brothers Harriman	EUR	110,313,071	USD	125,900,308	4/2/19	2,156,589
Brown Brothers Harriman	GBP	34,001,169	USD	45,294,487	4/2/19	1,009,677
Brown Brothers Harriman	USD	235,718,289	EUR	209,949,132	4/2/19	(207,789)
Brown Brothers Harriman	USD	4,446,183	GBP	3,358,101	4/2/19	(72,425)
Brown Brothers Harriman	USD	32,788,877	GBP	25,165,687	4/2/19	(11,837)
Brown Brothers Harriman	USD	7,138,441	GBP	5,477,381	4/2/19	(4,428)
Brown Brothers Harriman	GBP	25,164,593	USD	32,834,887	5/2/19	9,697
Brown Brothers Harriman	GBP	8,307,766	USD	10,887,228	5/2/19	50,414
Brown Brothers Harriman	EUR	212,946,108	USD	239,693,204	5/3/19	194,037

						$4,323,443

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Variable rate. Rate shown is in effect at March 31, 2019.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $2,053,166,161 which represents 29.4% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $1,854,404,377 or 26.5% of the net assets of the Fund.

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $984,943,013 which represents 14.1% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Rate quoted represents the annualized seven-day yield.

Country Summary	% of Net Assets
United States	45.0
United Kingdom	11.7
France	9.5
Japan	7.2
Switzerland	6.3
Canada	4.3
Australia	2.9
Netherlands	2.4
Italy	1.9
Bermuda	1.5
Other	1.3
Spain	1.1
Germany	0.9
Hong Kong	0.8
Norway	0.7
Cayman Islands	0.7
Sweden	0.7
South Korea	0.5
Austria	0.3
Finland	0.3

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Exchage-Traded Funds	$30,529,673	$30,529,673	$—	$—
Preferred Securities—$25 Par Value:
Electric—Integrated Electric	19,834,311	10,693,484	9,140,827	—
Regulated Electric	137,040,297	86,598,290	50,442,007	—
Other Industries	1,243,798,511	1,243,798,511	—	—
Preferred Securities—Capital Securities	5,411,996,167	—	5,411,996,167	—
Corporate Bonds	52,820,500	—	52,820,500	—
Short-Term Investments	77,433,546	—	77,433,546	—

Total Investments in Securities(a)	$6,973,453,005	$1,371,619,958	$5,601,833,047	$—

Forward Foreign Currency Exchange Contracts	$4,619,922	$—	$4,619,922	$—

Total Derivative Assets(a)	$4,619,922	$—	$4,619,922	$—

Forward Foreign Currency Exchange Contracts	$(296,479)	$—	$(296,479)	$—

Total Derivative Liabilities(a)	$(296,479)	$—	$(296,479)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended March 31, 2019:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$204,989,685